Putnam Capital Opportunities Fund
Goal
Putnam Capital Opportunities Fund seeks long-term growth of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Capital Opportunities Fund	Class A Shares		Class B Shares		Class C Shares		Class M Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class T Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Capital Opportunities Fund	Class A Shares	Class B Shares	Class C Shares	Class M Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class T Shares		Class Y Shares
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%		0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%			0.25%
Other expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.25%	0.15%	0.32%	[1]	0.32%
Acquired fund fees and expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%		0.17%
Total annual fund operating expenses	1.37%	2.12%	2.12%	1.87%	1.62%	1.05%	0.95%	1.37%		1.12%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Capital Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	706	984	1,282	2,127
Class B Shares	715	964	1,339	2,261
Class C Shares	315	664	1,139	2,452
Class M Shares	533	917	1,326	2,464
Class R Shares	165	511	881	1,922
Class R5 Shares	107	334	579	1,283
Class R6 Shares	97	303	525	1,166
Class T Shares	386	673	981	1,855
Class Y Shares	114	356	617	1,363

Expense Example, No Redemption - Putnam Capital Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B Shares	215	664	1,139	2,261
Class C Shares	215	664	1,139	2,452

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 167%.
Investments, risks, and performance Investments
We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investment.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/17 3.64% Best calendar quarter Q2 2009 24.23% Worst calendar quarter Q3 2011 -24.90%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Capital Opportunities Fund		1 Year	5 Years	10 Years
Class A Shares		8.95%	10.48%	5.72%
Class A Shares | after taxes on distributions		7.21%	9.25%	4.95%
Class A Shares | after taxes on distributions and sale of fund shares		6.51%	8.26%	4.52%
Class B Shares		9.79%	10.70%	5.72%
Class C Shares		13.78%	10.97%	5.55%
Class M Shares		11.01%	10.44%	5.45%
Class R Shares		15.38%	11.50%	6.09%
Class R5 Shares	[1]	16.08%	12.16%	6.66%
Class R6 Shares	[1]	16.18%	12.26%	6.71%
Class T Shares	[2]	12.70%	11.23%	6.08%
Class Y Shares		15.93%	12.07%	6.62%
Russell 2500 Index (no deduction for fees, expenses or taxes)	[3]	17.59%	14.54%	7.69%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.
[2]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[3]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

As of March 31, 2017, the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) replaced the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2000 Index for the one-, five-, and ten-year periods ended on December 31, 2016 were 21.31%, 14.46%, and 7.07%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.